Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies
14.	Commitments and contingencies

Operating lease

As of December 31, 2023, the Company entered into lease agreements as lessee with third parties, the minimum future commitments under these agreements are as follows:

Year ending December 31,	Lease commitment
2024	NT$	8,007
Total	NT$	8,007

Capital commitment

As of December 31, 2023, the Company has no commitments.

Contingencies

As of December 31, 2023, the Company was not involved in any legal or administrative proceedings that may have a material adverse impact on the Company’s business, financial position results of operations, or cash flows.